Related party transactions - significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Net revenues	€ 86,676	€ 108,187	€ 110,412
Cost of revenues	75,962	93,164	95,011
Selling, general and other costs	5,501	6,455	7,318
Net financial expenses	988	1,005	1,056
Trade and other receivables	7,266	9,004
Trade payables	20,576	21,616
Debt	21,076	12,750
Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	2,609	2,774	3,387
Cost of revenues	1,349	2,110	2,618
Selling, general and other costs	(14)	(41)	(63)
Net financial expenses	31	51	57
Trade and other receivables	476	387
Trade payables	437	321
Other liabilities	79	199
Secured bank loans received	29	141
Debt	68	194
Associates
Disclosure of transactions between related parties [line items]
Net revenues	2	17	30
Cost of revenues	123	186	229
Selling, general and other costs	1	(1)	(2)
Net financial expenses	(1)	0	1
Trade and other receivables	43	45
Trade payables	32	41
Other liabilities	6	8
Secured bank loans received	0	0
Debt	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	306	392	567
Cost of revenues	367	476	544
Selling, general and other costs	148	131	113
Net financial expenses	0	0	0
Trade and other receivables	53	65
Trade payables	115	149
Other liabilities	3	11
Secured bank loans received	0	0
Debt	0	0
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Net revenues	7	6	7
Cost of revenues	3	7	8
Selling, general and other costs	2	4	4
Net financial expenses	(1)	0	(1)
Trade and other receivables	25	16
Trade payables	15	9
Other liabilities	1	1
Secured bank loans received	0	0
Debt	26	22
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	2,924	3,189	3,991
Cost of revenues	1,842	2,779	3,399
Selling, general and other costs	137	93	52
Net financial expenses	29	51	57
Trade and other receivables	597	513
Trade payables	599	520
Other liabilities	89	219
Secured bank loans received	29	141
Debt	94	216
Tofas | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	938	728	926
Cost of revenues	1,326	2,086	2,572
Selling, general and other costs	6	9	7
Net financial expenses	0	0	0
Trade and other receivables	73	18
Trade payables	347	171
Other liabilities	35	39
Secured bank loans received	0	0
Debt	0	0
Sevel S.p.A. | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	196	205	402
Cost of revenues	1	1	1
Selling, general and other costs	5	5	4
Net financial expenses	0	0	0
Trade and other receivables	15	28
Trade payables	0	0
Other liabilities	1	1
Secured bank loans received	0	0
Debt	7	13
FCA Bank S.p.A. | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	1,375	1,686	1,611
Cost of revenues	22	23	28
Selling, general and other costs	(8)	(19)	(21)
Net financial expenses	32	52	56
Trade and other receivables	264	278
Trade payables	88	139
Other liabilities	37	151
Secured bank loans received	29	141
Debt	61	181
GAC FCA JV | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	97	151	419
Cost of revenues	0	0	11
Selling, general and other costs	(17)	(36)	(49)
Net financial expenses	(1)	0	0
Trade and other receivables	123	62
Trade payables	2	11
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
Fiat India Automobiles Limited | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	2	2	2
Cost of revenues	0	0	0
Selling, general and other costs	0	0	0
Net financial expenses	0	0	0
Trade and other receivables	1	1
Trade payables	0	0
Other liabilities	6	8
Secured bank loans received	0	0
Debt	0	0
Other related parties | Joint ventures
Disclosure of transactions between related parties [line items]
Net revenues	1	2	27
Cost of revenues	0	0	6
Selling, general and other costs	0	0	(4)
Net financial expenses	0	(1)	1
Trade and other receivables	0	0
Trade payables	0	0
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
Other related parties | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	0	5	2
Cost of revenues	0	0	0
Selling, general and other costs	48	37	26
Net financial expenses	0	0	0
Trade and other receivables	1	4
Trade payables	2	13
Other liabilities	1	0
Secured bank loans received	0	0
Debt	0	0
CNHI | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	284	357	501
Cost of revenues	269	332	326
Selling, general and other costs	0	11	6
Net financial expenses	0	0	0
Trade and other receivables	44	49
Trade payables	75	87
Other liabilities	2	11
Secured bank loans received	0	0
Debt	0	0
Ferrari N.V. | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	22	30	64
Cost of revenues	98	144	218
Selling, general and other costs	0	1	4
Net financial expenses	0	0	0
Trade and other receivables	8	12
Trade payables	38	49
Other liabilities	0	0
Secured bank loans received	0	0
Debt	0	0
Directors, Statutory Auditors and Key Management | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	0	0	0
Selling, general and other costs	100	82	77
Net financial expenses	€ 0	€ 0	€ 0